Provisions - Disclosure of Detailed Information About Provisions (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Current provisions	$ 870	$ 5,844
Non-current provisions	1,212	1,796
Other Provisions [Member]
Statement Line Items [Line Items]
Current provisions	92	5,205
Make Good [Member]
Statement Line Items [Line Items]
Current provisions	778	639
Non-current provisions	$ 1,212	$ 1,796